SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term borrowings
Total	$ 4,383	¥ 30,516	¥ 36,011
Restricted cash	262	1,824	4,244	¥ 1,700
2020 Notes
Short-term borrowings
Long-term debt, current maturities		4,873
2022 Notes
Short-term borrowings
Long-term debt, current maturities			6,703
2025 Notes
Short-term borrowings
Long-term debt, current maturities		2,785
2019 Booking Notes
Short-term borrowings
Long-term debt, current maturities			3,438
2020 Booking Notes
Short-term borrowings
Long-term debt, current maturities		1,740
2022 Booking Notes
Short-term borrowings
Long-term debt, current maturities			172
Loan facility
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan		21,118	25,090
Securitization debt
Short-term borrowings
Long-term debt, current maturities			¥ 608
Short-term borrowings
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	3,000	21,100
Short-term borrowings collateralized by bank deposits and/or short-term investments	1,000	6,700
Restricted cash	392	2,700
Short term investment	$ 678	¥ 4,700
Weighted average interest rate	3.79%	3.79%